Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 428	$ 583	$ 461
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	247	247	237
Restructuring and other	51	30	64
Pension expense	13	42	50
Pension contributions	(294)	(103)	(79)
Stock-based compensation	23	20	27
Deferred income taxes	247	16	25
Changes in assets and liabilities:
Receivables	(1,143)	(1,057)	(831)
Inventories	(65)	(85)	60
Accounts payable and accrued liabilities	253	163	59
Other, net	(11)	10	18
Net cash (used for) provided by operating activities	(251)	(134)	91
Cash flows from investing activities
Capital expenditures	(498)	(473)	(354)
Beneficial interest in transferred receivables	1,010	1,086	865
Acquisition of businesses, net of cash acquired	0	0	(1,207)
Proceeds from sale of businesses, net of cash sold	0	0	33
Proceeds from sale of property, plant and equipment	8	10	7
Net investment hedge settlements	0	0	(11)
Other	(24)	10	(10)
Net cash provided by investing activities	496	633	(677)
Cash flows from financing activities
Proceeds from long-term debt	1,054	1,380	1,435
Payments of long-term debt	(1,137)	(1,914)	(900)
Net change in revolving credit facility and short-term debt	95	(32)	(7)
Premiums paid to retire debt	0	(22)	0
Debt issuance costs	(16)	(18)	(18)
Common stock issued	9	10	6
Common stock repurchased	(339)	(8)	(9)
Dividends paid to noncontrolling interests	(93)	(80)	(48)
Contribution from noncontrolling interests	0	4	5
Foreign exchange derivatives related to debt	27	42	(58)
Net cash (used for) provided by financing activities	(400)	(638)	406
Effect of exchange rate changes on cash and cash equivalents	14	(30)	(62)
Net change in cash, cash equivalents and restricted cash	(141)	(169)	(242)
Cash, cash equivalents and restricted cash at January 1	435	576	745
Cash, cash equivalents and restricted at December 31	$ 424	$ 559	$ 717